Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Percentage Of U.S statutory rate				35.00%
Percentage Of Australian statutory rate		30.00%
Gain on bargain purchase			$ 1,061			$ 185
Deferred income taxes as part of reorganization income		3				12
Tax deduction for the premium paid to the creditors						1,130
Federal tax benefit						395
State tax benefit						51
Provision for deferred income taxes						0
Valuation allowance					215	192	215
Undistributed earnings		(57)		86		0
Undistributed earnings of certain foreign subsidiaries						199
Tax position						1	1
Tax position, unrecognized					1	3	1
Unrecognized tax benefits for interest						4
Recognizes interest and penalties related to unrecognized tax benefits	0				(10)	0		2
Reserve for uncertain tax positions					$ 2	$ 4	$ 2